18. Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total AFS Securities	$ 79,860	$ 84,335
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	6,958	9,701
Mortgage Backed Securities	62,593	61,723
Single Issue Trust Preferred		488
SBA Pools	10,309	12,423
Total AFS Securities	79,860	84,335
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
Single Issue Trust Preferred		0
SBA Pools	0	0
Total AFS Securities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	6,958	9,701
Mortgage Backed Securities	62,593	61,723
Single Issue Trust Preferred		488
SBA Pools	10,309	12,423
Total AFS Securities	79,860	84,335
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
Single Issue Trust Preferred		0
SBA Pools	0	0
Total AFS Securities	$ 0	$ 0